Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets

Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2019	31 December 2018 restated
Property, plant and equipment owned	25 462	25 638
Property, plant and equipment leased (right-of-use assets)	2 055	1 977

Total property, plant and equipment	27 517	27 615

Summary of Property, Plant and Equipment

Property, plant and equipment owned by the company is detailed as follows:

	30 June 2019				31 December 2018 restated
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 155	33 540	2 274	47 969	48 297
Effect of movements in foreign exchange	47	95	14	156	(3 086)
Acquisitions	57	623	884	1 564	4 342
Acquisitions through business combinations	—	19	2	21	2
Disposals	(86)	(1 218)	(1)	(1 305)	(1 474)
Disposals through the sale of subsidiaries	—	—	—	—	(1 128)
Transfer (to)/from other asset categories and other movements[1]	97	1 041	(1 173)	(35)	1 014

Balance at end of the period	12 270	34 100	2 000	48 370	47 969
Depreciation and impairment losses
Balance at end of previous year	(3 450)	(18 881)	—	(22 331)	(21 414)
Effect of movements in foreign exchange	(6)	(40)	—	(46)	1 392
Depreciation	(207)	(1 502)	—	(1 709)	(3 530)
Disposals	39	1 119	—	1 158	1 249
Disposals through the sale of subsidiaries	—	—	—	—	818
Impairment losses	—	(33)	—	(33)	(91)
Transfer to/(from) other asset categories and other movements[1]	35	18	—	53	(755)

Balance at end of the period	(3 589)	(19 319)	—	(22 908)	(22 331)
Carrying amount
at 31 December 2018	8 704	14 659	2 274	25 638	25 638
at 30 June 2019	8 680	14 781	2 000	25 462	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)

Property, plant and equipment leased by the company (right-of-use assets) is detailed as follows:

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 30 June	1 733	322	2 055
Depreciation for the period	(180)	(79)	(259)

[1]

The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.

	2018 restated
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 624	353	1 977
Depreciation for the period	(165)	(81)	(246)